iShares®

iShares, Inc.

Supplement dated October 30, 2007

to the Prospectus dated January 1, 2007

for the iShares MSCI Australia Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund (the “Prospectus”).

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the iShares MSCI Brazil Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund.

The following information replaces the second paragraph found under the heading “Investment Adviser” on page 46:

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is paid advisory fees equal to 0.50% per year of the average daily net assets of that Fund; for its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is paid advisory fees equal to 0.75% per year of the average daily net assets of that Fund less than or equal to $14.0 billion, plus 0.68% per year of the average daily net assets of that Fund between $14.0 billion and $28.0 billion, plus 0.61% per year of the average daily net assets of that Fund in excess of $28.0 billion; for its investment advisory services to each of the other Funds included in this Prospectus, BGFA is paid a fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, and iShares MSCI United Kingdom Index Fund (iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, and iShares MSCI United Kingdom Index Fund are offered in a separate Prospectus) equal to each of those Funds’ allocable portion of: 0.59% per year of the aggregate of the average daily net assets of those Funds less than or equal to $7.0 billion, plus 0.54% per year of the aggregate of the average daily net assets of those Funds between $7.0 billion and $11.0 billion, plus 0.49% per year of the aggregate of the average daily net assets of those Funds between $11.0 billion and $24.0 billion, plus 0.44% per year of the aggregate of the average daily net assets of those Funds in excess of $24.0 billion.

Effective September 1, 2007, for its investment advisory services to the iShares MSCI Brazil Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, and iShares MSCI Taiwan Index Fund, BGFA is paid advisory fees equal to each of those Funds’ allocable portion of: 0.74% per year of the aggregate of the average daily net assets of those Funds less than or equal to $2 billion, plus 0.69% per year of the aggregate of the average daily net assets of those Funds between $2 billion and $4 billion, plus 0.64% per year of the aggregate of the average daily net assets of those Funds between $4 billion and $8 billion, plus 0.57% per year of the aggregate of the average daily net assets of those Funds in excess of $8 billion.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-056-10007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated October 30, 2007 to the Statement of Additional Information (“SAI”) dated January 1, 2007 for the iShares MSCI Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The following information replaces the third paragraph found under the heading “Investment Adviser” on page 29:

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is paid advisory fees equal to 0.50% per year of the average daily net assets of that Fund; for its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is paid advisory fees equal to 0.75% per year of the average daily net assets of that Fund less than or equal to $14.0 billion, plus 0.68% per year of the average daily net assets of that Fund between $14.0 billion and $28.0 billion, plus 0.61% per year of the average daily net assets of that Fund in excess of $28.0 billion; for its investment advisory services to each of the other Funds included in this SAI, BGFA is paid a fee equal to each of those Funds’ allocable portion of: 0.59% per year of the aggregate of the average daily net assets of those Funds less than or equal to $7.0 billion, plus 0.54% per year of the aggregate of the average daily net assets of those Funds between $7.0 billion and $11.0 billion, plus 0.49% per year of the aggregate of the average daily net assets of those Funds between $11.0 billion and $24.0 billion, plus 0.44% per year of the aggregate of the average daily net assets of those Funds in excess of $24.0 billion.

Effective September 1, 2007, for its investment advisory services to the iShares MSCI Brazil Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, and iShares MSCI Taiwan Index Fund, BGFA is paid advisory fees equal to each of those Funds’ allocable portion of: 0.74% per year of the aggregate of the average daily net assets of those Funds less than or equal to $2 billion, plus 0.69% per year of the aggregate of the average daily net assets of those Funds between $2 billion and $4 billion, plus 0.64% per year of the aggregate of the average daily net assets of those Funds between $4 billion and $8 billion, plus 0.57% per year of the aggregate of the average daily net assets of those Funds in excess of $8 billion.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-030-11007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE